Cash (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash
Available balances	kr 996,304	kr 753,540	kr 646,175
Total	996,304	753,540	646,175
Depreciation	2,823	1,822	51
Change in Provisions	6,634	175
Share-based payments	6,012	249
Other	(4)	62
Total	kr 15,465	kr 2,308	kr 51